Document and Entity Information	6 Months Ended
Jun. 30, 2021
DEI
Document Type	S-1/A
Entity Registrant Name	HILLMAN SOLUTIONS CORP.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001822492
Amendment Flag	true
Amendment Description	Amendment No.1